Segment Information	12 Months Ended
May 31, 2022
Segment Reporting [Abstract]
Segment Information
22.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. For the years ended May 31, 2020 and 2021, the Group previously identified seven operating segments, including (i) K-12 AST, test preparation, and other courses, (ii) primary and secondary school education, (iii) online education, (iv) content development and distribution, (v) pre-school education, (vi) overseas study consulting services, and (vii) study tour. For the year ended May 31, 2022, as a result of the changes in the regulatory environment, the Group reduced its operating segments from seven to four. Those include (i) educational services and test preparation courses, which was formerly named as “K-12 AST, test preparation, and other courses,” (ii) online education and other services, which was formerly named as “online education,” (iii) overseas study consulting services, and (iv) educational materials and distribution, which was formerly named as “content development and distribution.” Primary and secondary school education, pre-school education and study tour were no longer reviewed by the Group’s CODM and thus, no longer considered as operating segments. Those were aggregated as others
for the year ended May 31, 2022. For the year ended May 31, 2022, the Group identified educational services and test preparation courses, online education and other services, and overseas study consulting services as three reportable segments. Educational materials and distribution individually did not exceed the 10% quantitative threshold and as a result, was included in others below.
Prior period segment information has been restated to conform to the fiscal year of 2022 presentation.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment are as follows:
For the year ended May
 31, 2020

	Educational services and test preparation courses	Online Education and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,040,741	152,542	259,817	125,582	3,578,682
Operating cost and expenses:
Cost of revenues	(1,304,239)	(84,896)	(124,718)	(75,046)	(1,588,899)
Selling and marketing	(218,739)	(126,471)	(56,352)	(19,910)	(421,472)
General and administrative	(729,125)	(69,060)	(58,133)	(52,156)	(908,474)
Unallocated corporate expenses	—	—	—	—	(260,834)

Total operating cost and expenses	(2,252,103)	(280,427)	(239,203)	(147,112)	(3,179,679)
Operating income (loss)	788,638	(127,885)	20,614	(21,530)	399,003
Segment assets	3,588,900	687,312	435,631	265,787	4,977,630
Unallocated corporate assets	—	—	—	—	1,579,255

Total assets	3,588,900	687,312	435,631	265,787	6,556,885
For the year ended May
 31, 2021

	Educational services and test preparation courses	Online Education and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,667,270	210,591	278,594	120,084	4,276,539
Operating cost and expenses:
Cost of revenues	(1,680,779)	(145,428)	(127,841)	(82,827)	(2,036,875)
Selling and marketing	(326,708)	(175,092)	(61,259)	(25,346)	(588,405)
General and administrative	(955,211)	(124,897)	(60,580)	(69,524)	(1,210,212)
Unallocated corporate expenses	—	—	—	—	(323,781)

Total operating cost and expenses	(2,962,698)	(445,417)	(249,680)	(177,697)	(4,159,273)
Operating income (loss)	704,572	(234,826)	28,914	(57,613)	117,266
Segment assets	4,380,247	516,488	477,568	281,579	5,655,882
Unallocated corporate assets	—	—	—	—	4,495,171

Total assets	4,380,247	516,488	477,567	281,579	10,151,053
For the year ended May
 31, 2022

	Educational services and test preparation courses	Online Education and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,535,318	136,705	325,901	107,322	3,105,246
Operating cost and expenses:
Cost of revenues	(1,442,156)	(68,732)	(165,673)	(77,730)	(1,754,291)
Selling and marketing	(273,344)	(79,428)	(72,847)	(30,494)	(456,113)
General and administrative	(1,308,742)	(72,361)	(61,258)	(63,859)	(1,506,220)
Unallocated corporate expenses	—	—	—	—	(371,135)

Total operating cost and expenses	(3,024,242)	(220,521)	(299,778)	(172,083)	(4,087,759)
Operating income (loss)	(488,924)	(83,816)	26,123	(64,761)	(982,513)
Segment assets	2,227,184	313,258	177,821	4,381	2,722,644
Unallocated corporate assets	—	—	—	—	3,312,022

Total assets	2,227,184	313,258	177,821	4,381	6,034,666